Pacer MSCI World Industry Advantage ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 14.5%
Alphabet, Inc. - Class A	151	$28,977
Alphabet, Inc. - Class C	128	24,686
Charter Communications, Inc. - Class A (a)(b)	2	539
Comcast Corp. - Class A	98	3,256
Electronic Arts, Inc.	6	915
Fox Corp. - Class A (b)	6	335
Fox Corp. - Class B	4	205
KDDI Corp.	80	1,319
Liberty Media Corp.-Liberty Formula One - Class C (a)(b)	5	502
Live Nation Entertainment, Inc. (a)	4	591
Meta Platforms, Inc. - Class A	57	44,086
Netflix, Inc. (a)	11	12,753
News Corp. - Class A	10	293
Nippon Telegraph & Telephone Corp.	776	786
Omnicom Group, Inc. (b)	5	360
Pinterest, Inc. - Class A (a)	15	579
Reddit, Inc. - Class A (a)(b)	2	321
ROBLOX Corp. - Class A (a)(b)	14	1,929
Snap, Inc. - Class A (a)	28	264
SoftBank Corp.	743	1,077
SoftBank Group Corp.	25	1,958
Take-Two Interactive Software, Inc. (a)	5	1,114
Trade Desk, Inc. - Class A (a)	12	1,043
Walt Disney Co.	47	5,598
Warner Bros Discovery, Inc. (a)	61	803
		134,289

Consumer Discretionary - 13.5%
Airbnb, Inc. - Class A (a)	11	1,457
Aisin Corp.	14	195
Amazon.com, Inc. (a)	212	49,631
Best Buy Co., Inc. (b)	5	325
Booking Holdings, Inc.	1	5,504
Bridgestone Corp.	15	610
Burlington Stores, Inc. (a)(b)	2	546
Carnival Corp. (a)	27	804
Carvana Co. (a)(b)	3	1,171
Chipotle Mexican Grill, Inc. (a)(b)	35	1,501
Darden Restaurants, Inc.	3	605
Denso Corp.	49	668
Dick's Sporting Goods, Inc.	1	212
Domino's Pizza, Inc.	1	463
DoorDash, Inc. - Class A (a)(b)	9	2,252
DraftKings, Inc. - Class A (a)(b)	12	540
eBay, Inc.	12	1,101
Expedia Group, Inc.	3	541
Flutter Entertainment PLC (a)	5	1,511
Genuine Parts Co.	4	516
Hermes International SCA	1	2,455
Hilton Worldwide Holdings, Inc.	6	1,608
Home Depot, Inc.	26	9,555
Honda Motor Co. Ltd.	110	1,145
Hyatt Hotels Corp. - Class A	1	141
Isuzu Motors Ltd.	14	181
Kering	2	494
Las Vegas Sands Corp.	9	472
LKQ Corp.	7	206
Lowe's Cos., Inc.	15	3,354
LVMH Moet Hennessy Louis Vuitton SE	7	3,773
Marriott International, Inc. - Class A	6	1,583
McDonald's Corp.	19	5,701
MercadoLibre, Inc. (a)	1	2,374
Nissan Motor Co. Ltd. (a)	58	124
O'Reilly Automotive, Inc. (a)(b)	30	2,950
Pool Corp.	1	308
Ross Stores, Inc. (b)	9	1,229
Royal Caribbean Cruises Ltd. (b)	7	2,225
Starbucks Corp. (b)	29	2,586
Subaru Corp.	15	276
Sumitomo Electric Industries Ltd.	19	473
Suzuki Motor Corp.	41	453
TJX Cos., Inc.	29	3,611
Toyota Motor Corp.	246	4,399
Tractor Supply Co.	14	797
Ulta Beauty, Inc. (a)	1	515
Williams-Sonoma, Inc.	3	561
Yamaha Motor Co. Ltd.	24	174
Yum! Brands, Inc.	7	1,009
		124,885

Consumer Staples - 4.1%
Albertsons Cos., Inc. - Class A	10	192
Costco Wholesale Corp.	12	11,276
Dollar General Corp.	6	629
Dollar Tree, Inc. (a)	5	568
Kroger Co.	16	1,122
Nestle SA	68	5,952
Reckitt Benckiser Group PLC	18	1,348
Sysco Corp. (b)	13	1,035
Target Corp. (b)	12	1,206
Unilever PLC	65	3,784
Walmart, Inc.	114	11,170
		38,282

Energy - 1.1%
ARC Resources Ltd.	15	293
Cameco Corp.	11	826
Canadian Natural Resources Ltd.	54	1,709
Cenovus Energy, Inc.	35	533
Enbridge, Inc.	57	2,581
Imperial Oil Ltd.	5	417
Keyera Corp.	6	188
Pembina Pipeline Corp.	15	558
Suncor Energy, Inc.	32	1,262
TC Energy Corp.	27	1,289
Tourmaline Oil Corp.	9	383
Whitecap Resources, Inc.	32	242
		10,281

Financials - 14.9%
Allianz SE	10	3,962
American Express Co. (b)	15	4,490
Ameriprise Financial, Inc.	3	1,555
Apollo Global Management, Inc. (b)	10	1,453
Ares Management Corp. - Class A	5	928
Bank of Montreal (b)	19	2,097
Bank of New York Mellon Corp.	19	1,927
Bank of Nova Scotia	32	1,780
Berkshire Hathaway, Inc. - Class B (a)	35	16,516
Blackrock, Inc. (b)	4	4,424
Blackstone, Inc.	19	3,286
Block, Inc. (a)(b)	15	1,159
Canadian Imperial Bank of Commerce	24	1,715
Capital One Financial Corp.	17	3,655
Carlyle Group, Inc. (b)	6	364
Cboe Global Markets, Inc.	3	723
Charles Schwab Corp.	45	4,398
CME Group, Inc. (b)	9	2,504
Coinbase Global, Inc. - Class A (a)(b)	5	1,889
Corebridge Financial, Inc.	6	213
Corpay, Inc. (a)	2	646
Equitable Holdings, Inc.	8	411
FactSet Research Systems, Inc.	1	403
Fidelity National Information Services, Inc.	14	1,112
Fiserv, Inc. (a)	14	1,945
Global Payments, Inc.	6	480
Goldman Sachs Group, Inc. (b)	8	5,789
Hannover Rueck SE	2	608
Interactive Brokers Group, Inc. - Class A	12	787
Intercontinental Exchange, Inc. (b)	15	2,772
Jack Henry & Associates, Inc.	2	340
KKR & Co., Inc. (b)	16	2,345
LPL Financial Holdings, Inc.	2	791
Mastercard, Inc. - Class A	21	11,896
Moody's Corp.	4	2,063
Morgan Stanley	31	4,416
MSCI, Inc.	2	1,123
Muenchener Rueckversicherungs-Gesellschaft AG	4	2,627
Nasdaq, Inc.	11	1,058
National Bank of Canada	10	1,040
Northern Trust Corp.	5	650
PayPal Holdings, Inc. (a)	24	1,650
Raymond James Financial, Inc.	5	836
Robinhood Markets, Inc. - Class A (a)	19	1,958
Royal Bank of Canada	37	4,748
S&P Global, Inc.	8	4,409
State Street Corp.	7	782
Synchrony Financial	10	697
T Rowe Price Group, Inc.	6	609
Talanx AG	2	266
Toast, Inc. - Class A (a)	12	586
Toronto-Dominion Bank	45	3,278
Tradeweb Markets, Inc. - Class A	3	416
Visa, Inc. - Class A	45	15,546
		138,121

Health Care - 7.1%
Abbott Laboratories	45	5,679
Align Technology, Inc. (a)	2	258
Baxter International, Inc.	13	283
Becton Dickinson & Co.	7	1,248
Boston Scientific Corp. (a)	38	3,987
Cardinal Health, Inc.	6	931
Cencora, Inc.	5	1,430
Centene Corp. (a)	13	339
Cigna Group	7	1,872
Cooper Cos., Inc. (a)	5	353
CVS Health Corp.	33	2,049
DaVita, Inc. (a)	1	140
DexCom, Inc. (a)	10	808
Edwards Lifesciences Corp. (a)	15	1,190
Elevance Health, Inc.	6	1,698
Galderma Group AG	3	471
GE HealthCare Technologies, Inc. (b)	12	856
HCA Healthcare, Inc.	5	1,770
Hologic, Inc. (a)	6	401
Humana, Inc.	3	750
IDEXX Laboratories, Inc. (a)	2	1,069
Insulet Corp. (a)	2	577
Intuitive Surgical, Inc. (a)	9	4,330
Labcorp Holdings, Inc.	2	520
Lonza Group AG	2	1,408
McKesson Corp.	3	2,081
Medtronic PLC	33	2,978
Molina Healthcare, Inc. (a)	1	158
Novartis AG	49	5,682
Quest Diagnostics, Inc.	3	502
ResMed, Inc.	4	1,088
Roche Holding AG	18	5,697
Roche Holding AG	1	336
Sandoz Group AG	11	633
Solventum Corp. (a)	4	285
STERIS PLC	3	679
Stryker Corp.	9	3,535
UnitedHealth Group, Inc.	24	5,989
Universal Health Services, Inc. - Class B	2	333
Veeva Systems, Inc. - Class A (a)	4	1,137
Zimmer Biomet Holdings, Inc. (b)	5	458
		65,988

Industrials - 3.0%
Acciona SA	1	192
AGC, Inc.	5	151
Canadian National Railway Co.	14	1,307
Canadian Pacific Kansas City Ltd.	24	1,765
Daifuku Co. Ltd.	8	206
Daikin Industries Ltd.	7	865
Experian PLC	24	1,269
FANUC Corp.	25	708
Fuji Electric Co. Ltd.	3	151
Fujikura Ltd.	7	482
Hitachi Ltd.	119	3,706
Hoshizaki Corp.	3	103
IHI Corp.	4	450
Intertek Group PLC	4	261
ITOCHU Corp.	31	1,631
KAJIMA Corp.	11	277
Komatsu Ltd.	23	742
Kubota Corp.	25	280
Makita Corp.	6	187
Marubeni Corp.	37	764
MINEBEA MITSUMI, Inc.	9	143
Mitsubishi Corp.	89	1,763
Mitsubishi Electric Corp.	49	1,086
Mitsubishi Heavy Industries Ltd.	83	1,998
Mitsui & Co. Ltd.	64	1,316
MonotaRO Co. Ltd.	7	125
NIDEC CORP	22	425
Obayashi Corp.	17	251
RELX PLC	48	2,495
Rentokil Initial PLC	66	331
Sekisui Chemical Co. Ltd.	10	175
SMC Corp.	1	349
Sumitomo Corp.	28	717
Taisei Corp.	4	240
TFI International, Inc.	2	174
Toyota Industries Corp.	4	432
Toyota Tsusho Corp.	17	391
		27,908

Information Technology - 37.3%(c)
Accenture PLC - Class A	16	4,274
Adobe, Inc. (a)	11	3,935
Advanced Micro Devices, Inc. (a)	42	7,405
Akamai Technologies, Inc. (a)	4	305
Amphenol Corp.	31	3,302
Analog Devices, Inc.	13	2,920
Apple, Inc.	209	43,382
Applied Materials, Inc. (b)	21	3,781
AppLovin Corp. - Class A (a)	6	2,344
Arista Networks, Inc. (a)	28	3,450
Atlassian Corp. - Class A (a)	4	767
Autodesk, Inc. (a)	6	1,819
Bentley Systems, Inc. - Class B	4	232
Broadcom, Inc.	116	34,069
Cadence Design System, Inc. (a)	7	2,552
CDW Corp. (b)	3	523
Cisco Systems, Inc.	103	7,012
Cloudflare, Inc. - Class A (a)(b)	8	1,661
Cognizant Technology Solutions Corp. - Class A	13	933
Corning, Inc.	21	1,328
Crowdstrike Holdings, Inc. (a)	7	3,182
Datadog, Inc. - Class A (a)	7	980
Dell Technologies, Inc. - Class C	8	1,062
DocuSign, Inc. (a)	5	378
Dynatrace, Inc. (a)	8	421
Entegris, Inc. (b)	4	314
F5, Inc. (a)	1	313
Fair Isaac Corp. (a)	1	1,437
First Solar, Inc. (a)	3	524
Fortinet, Inc. (a)	17	1,698
Gartner, Inc. (a)	2	677
Gen Digital, Inc.	14	413
GoDaddy, Inc. - Class A (a)	4	646
Hewlett Packard Enterprise Co.	34	704
HP, Inc.	24	595
HubSpot, Inc. (a)	1	520
Intel Corp. (b)	113	2,237
International Business Machines Corp. (b)	24	6,076
Intuit, Inc.	7	5,496
Jabil, Inc.	3	670
Keysight Technologies, Inc. (a)	4	656
KLA Corp.	4	3,516
Lam Research Corp.	33	3,130
Marvell Technology, Inc.	22	1,768
Microchip Technology, Inc.	14	946
Micron Technology, Inc.	29	3,165
Microsoft Corp.	94	50,149
MicroStrategy, Inc. - Class A (a)	7	2,813
MongoDB, Inc. (a)	2	476
Monolithic Power Systems, Inc.	1	711
Motorola Solutions, Inc.	4	1,756
NetApp, Inc.	5	521
Nutanix, Inc. - Class A (a)	7	526
NVIDIA Corp.	321	57,096
NXP Semiconductors NV	7	1,496
Okta, Inc. (a)(b)	4	391
ON Semiconductor Corp. (a)	11	620
Oracle Corp.	44	11,166
Palantir Technologies, Inc. - Class A (a)(b)	56	8,868
Palo Alto Networks, Inc. (a)(b)	17	2,951
PTC, Inc. (a)	3	644
Pure Storage, Inc. - Class A (a)(b)	8	476
Qualcomm, Inc.	29	4,256
Roper Technologies, Inc.	3	1,651
salesforce.com, Inc.	25	6,458
Samsara, Inc. - Class A (a)	7	266
Seagate Technology Holdings PLC	5	785
ServiceNow, Inc. (a)	5	4,716
Snowflake, Inc. - Class A (a)(b)	8	1,788
Super Micro Computer, Inc. (a)(b)	13	767
Synopsys, Inc. (a)	6	3,598
TE Connectivity PLC	8	1,646
Teledyne Technologies, Inc. (a)	1	551
Teradyne, Inc. (b)	4	430
Texas Instruments, Inc.	24	4,346
Trimble, Inc. (a)(b)	6	503
Twilio, Inc. - Class A (a)	4	516
Tyler Technologies, Inc. (a)	1	585
VeriSign, Inc.	2	538
Western Digital Corp. (b)	9	708
Workday, Inc. - Class A (a)	6	1,376
Zebra Technologies Corp. (a)	1	339
Zoom Communications, Inc. - Class A (a)(b)	7	518
Zscaler, Inc. (a)	3	857
		345,376

Materials - 0.8%
Agnico Eagle Mines Ltd.	13	1,614
Alamos Gold, Inc. - Class A	11	267
Barrick Mining Corp.	45	950
CCL Industries, Inc. - Class B	4	224
First Quantum Minerals Ltd. (a)	18	303
Franco-Nevada Corp.	5	797
Ivanhoe Mines Ltd. - Class A (a)	19	148
Kinross Gold Corp.	32	512
Lundin Gold, Inc.	3	139
Lundin Mining Corp.	18	184
Nutrien Ltd.	13	771
Pan American Silver Corp.	9	243
Teck Resources Ltd. - Class B	12	389
West Fraser Timber Co. Ltd.	1	69
Wheaton Precious Metals Corp.	12	1,097
		7,707

Real Estate - 0.3%
Daito Trust Construction Co. Ltd.	2	206
Daiwa House Industry Co. Ltd.	15	498
Hulic Co. Ltd.	12	115
Mitsubishi Estate Co. Ltd.	28	526
Mitsui Fudosan Co. Ltd.	69	622
Sumitomo Realty & Development Co. Ltd.	8	294
		2,261

Utilities - 0.3%
Endesa SA	8	231
Iberdrola SA	155	2,716
Redeia Corp. SA	11	213
		3,160
TOTAL COMMON STOCKS (Cost $826,684)		898,258

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.0%
Financials - 0.0%(d)
Annaly Capital Management, Inc.	16	325

Real Estate - 3.0%
Alexandria Real Estate Equities, Inc.	4	306
American Homes 4 Rent - Class A (b)	9	312
American Tower Corp.	12	2,501
AvalonBay Communities, Inc.	4	745
BXP, Inc.	4	262
Camden Property Trust	3	328
Crown Castle, Inc.	11	1,156
Digital Realty Trust, Inc.	9	1,588
Equinix, Inc.	3	2,355
Equity LifeStyle Properties, Inc.	5	300
Equity Residential	9	569
Essex Property Trust, Inc. (b)	2	520
Extra Space Storage, Inc.	6	806
Gaming and Leisure Properties, Inc.	7	319
Healthpeak Properties, Inc.	18	305
Invitation Homes, Inc.	15	460
Iron Mountain, Inc.	8	779
Kimco Realty Corp.	18	382
Mid-America Apartment Communities, Inc.	3	427
Prologis, Inc. (b)	24	2,563
Public Storage	4	1,088
Realty Income Corp. (b)	23	1,291
Regency Centers Corp.	4	286
SBA Communications Corp. (b)	3	674
Simon Property Group, Inc.	8	1,310
Sun Communities, Inc.	3	372
UDR, Inc.	8	314
Ventas, Inc.	11	739
VICI Properties, Inc.	27	880
Welltower, Inc.	17	2,806
Weyerhaeuser Co.	19	476
WP Carey, Inc.	6	385
		27,604
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $30,413)		27,929

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(e)	81,663	81,663
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $81,663)		81,663

TOTAL INVESTMENTS - 108.7% (Cost $938,760)		1,007,850
Liabilities in Excess of Other Assets - (8.7)%		(80,749)
TOTAL NET ASSETS - 100.0%		$927,101
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $79,088.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer MSCI World Industry Advantage ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$898,258	$–	$–	$898,258
Real Estate Investment Trusts - Common	27,929	–	–	27,929
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	81,663
Total Investments	$926,187	$–	$–	$1,007,850

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $81,663 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.